CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues (Note 12):
Product sales	$ 1,392	$ 2,076	$ 3,665
Services	5,674	10,396	9,461
Total revenues	7,066	12,472	13,126
Cost of revenues:
Product sales	509	770	1,154
Services	2,384	3,254	3,340
Total cost of revenues	2,893	4,024	4,494
Gross profit	4,173	8,448	8,632
Operating expenses:
Research and development	1,387	1,389	1,329
Selling and marketing	1,868	2,164	2,457
General and administrative	2,459	3,188	2,804
Total operating expenses	5,714	6,741	6,590
Operating income (loss)	(1,541)	1,707	2,042
Financial income (expense), net	(95)	61	60
Income (loss) before taxes on income	(1,636)	1,768	2,102
Taxes on income, net (Note 9)	54	435	736
Net income (loss) from continuing operations	(1,690)	1,333	1,366
Income from discontinued operations	80	73
Net income (loss)	$ (1,610)	$ 1,406	$ 1,366
Net earnings (loss) per share:
Basic and diluted net earnings (loss) per Ordinary share from continuing operations	$ (0.36)	$ 0.28	$ 0.30
Basic and diluted net earnings per Ordinary share from discontinued operations	$ 0.02	$ 0.02
Basic and diluted net income (loss) per share	$ (0.34)	$ 0.30	$ 0.30
Weighted average number of Ordinary shares used in computing basic net earnings (loss) per share	4,670,964	4,659,230	4,478,677
Weighted average number of Ordinary shares used in computing diluted net earnings (loss) per share	4,670,964	4,720,966	4,531,384